CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ 967,249	$ (3,572,108)	$ (56,474)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,409,762	1,361,211	494,729
Gain recognized on government subsidy	0	0	22,883
Gain on disposal of tangible assets	(8,614,079)	0	0
Amortization on finance fee on bank loan	332,333	173,180	0
Amortization of intangible assets	32,630	33,285	0
Change in fair value of warrant liability	(1,536,494)	1,565,570	0
Loss on disposal of subsidiaries	163,405	0	0
Change in fair value of convertible debenture	(367,663)	157,010	0
Stock based compensation	1,954,880	0	0
Deferred income tax recovery	574,209	(797,096)	0
Accretion cost	285,625	320,497	(0)
Impairment loss on tangible assets	49,784	0	0
Impairment loss on intangible assets and goodwill	0	0	379,165
Changes in operating assets and liabilities:
Accounts receivable	69,019	(89,812)	202,741
Accounts receivable from related party	0	113,504	167,550
Inventories	0	0	842,346
Prepayments and other current assets	(854,197)	(368,129)	(97,322)
Due from related party	115,095	99,334	2,114,745
Accounts payables	162,663	787,029	227,370
Accrued liabilities	951,340	50,206	854,071
Other tax payable	(316,940)	(401,894)	406,999
Deferred revenue	(353,892)	849,778	329,113
Taxes payable	(128,405)	54,354	473,607
Net cash (used in) provided by operating activities	(4,103,676)	335,919	6,361,523
Cash flows from investing activities:
Acquisition of business	0	0	(471,550)
Acquisition deposit	0	0	(17,016,884)
Purchase of property, plant and equipment	(1,310,842)	(62,701,573)	0
Proceeds from disposal of property, plant and equipment	13,925,765	0	0
Purchase additional shares from NCI	0	(75,650)	0
Loan advance to related parties	0	0	425,770
Refund of land deposit	0	0	52,668
Short-term investment	51,912	0	(55,860)
Loan advance from (to) unrelated parties	0	123,864	(2,979)
Refund from (payment to) acquisition deposits	411,479	(760,000)	(7,215,396)
Net cash provided by (used in) investing activities	13,078,314	(63,413,359)	(24,284,231)
Cash flows from financing activities:
Proceeds from bank loan	0	22,506	85,909
Proceeds from mortgage	815,760	45,390,000	12,768,000
Finance costs on mortgage	(74,160)	(445,665)	(49,928)
Proceed from private mortgage	0	6,808,500	0
Repayment of other loan	(469,687)	(231,820)	0
Proceed (repayment) from issue of convertible notes	(1,500,000)	1,115,000	0
Proceeds from initial public offering, net of share issuance costs	0	14,380,467	0
Proceeds from share issuance for convertible note	1,658,637	0	0
Deferred offering costs	0	0	(451,049)
Proceeds from an employee loan	324,079	0	0
Repayment of mortgage principal	(6,057,252)	(721,261)	(469,921)
Proceeds (repayment) of shareholder advance	(4,175,967)	(2,446,085)	5,652,248
Net cash (used in) provided by financing activities	(9,478,590)	63,871,642	17,535,259
Effect of exchange rate changes on cash	(14,585)	(312,010)	6,522
Net (decrease) increase in cash	(518,537)	482,192	(380,927)
Cash and restricted cash, beginning of the year	1,291,881	809,689	1,190,616
Cash and restricted cash, end of the year	773,344	1,291,881	809,689
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for income tax	128,405	28,753	0
Cash paid for interest	5,835,450	2,538,486	906,398
NON-CASH ITEMS
Disposal of subsidiaries	$ 74,160	$ 0	$ 0